Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 55,453	$ 71,762		$ 63,845
Less: Allowance for credit losses	(49,335)	(63,845)	$ (49,335)	(63,845)	$ (60,994)
Accounts receivable, net	$ 6,118	$ 7,917